N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Nationwide Destination Navigator (2.0)
Prospectus:
Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Nationwide Destination Navigator (2.0) | NationwideLifetimeIncomeRiderPlusMaxMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base, for applications signed before February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Max
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base, for applications signed before February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Certain ownership changes and assignments could terminate the benefit• Determining life must be between 45 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contractName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Max
Nationwide Destination Navigator (2.0) | NationwideLifetimeIncomeRiderPlusAcceleratedMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base, for applications signed before February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Accelerated
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base, for applications signed before February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Certain ownership changes and assignments could terminate the benefit• Determining life must be between 45 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Accelerated
Nationwide Destination Navigator (2.0) | NationwideLifetimeIncomeRiderPlusCoreMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Brief Restrictions / Limitations [Text Block]	• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Certain ownership changes and assignments could terminate the benefit• Determining life must be between 45 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Nationwide Destination Navigator (2.0) | JointOptionfortheNationwideLifetimeIncomeRiderPlusMaxMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Max
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• Only available if the Nationwide Lifetime Income Rider Plus Max option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 45 and 85 at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Max
Nationwide Destination Navigator (2.0) | JointOptionfortheNationwideLifetimeIncomeRiderPlusAcceleratedMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• Only available if the Nationwide Lifetime Income Rider Plus Accelerated option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 45 and 85 at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Nationwide Destination Navigator (2.0) | JointOptionfortheNationwideLifetimeIncomeRiderPlusCoreMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• Only available if the Nationwide Lifetime Income Rider Plus Core option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 45 and 85 at application• Restrictions exist on the parties named to the contractName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core